AAM Transformers ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 8.4%
2,510	Alphabet, Inc. - Class A (a)	$351,651
9,376	Bilibili, Inc. - ADR (a)	85,040
6,289	Bumble, Inc. - Class A (a)	86,285
6,683	Kanzhun, Ltd. - ADR	92,961
1,019	Meta Platforms, Inc. - Class A (a)	397,553
2,270	NetEase, Inc. - ADR	221,643
7,330	Pinterest, Inc. - Class A (a)	274,655
6,301	ROBLOX Corporation - Class A (a)	244,542
2,883	Sea, Ltd. - ADR (a)	109,958
18,041	Snap, Inc. - Class A (a)	286,671
1,615	Take-Two Interactive Software, Inc. (a)	266,362
6,050	Tencent Holdings, Ltd. - ADR	210,782
4,993	TripAdvisor, Inc. (a)	107,849
		2,735,952
	Consumer Discretionary — 12.9%
1,888	Airbnb, Inc. - Class A (a)	272,136
3,562	Amadeus IT Group SA - ADR	249,376
2,252	Amazon.com, Inc. (a)	349,510
1,287	Aptiv plc (a)	104,672
104	Booking Holdings, Inc. (a)	364,777
4,692	BYD Company, Ltd. - ADR	210,765
16,140	Coupang, Inc. (a)	225,960
2,640	DoorDash, Inc. - Class A (a)	275,088
2,927	Gentex Corporation	96,972
2,969	Global-e Online, Ltd. (a)	112,139
6,840	Li Auto, Inc. - ADR (a)	189,331
10,958	Meituan - ADR (a)	176,862
153	MercadoLibre, Inc. (a)	261,907
6,323	Mobileye Global, Inc. - Class A (a)	163,513
15,093	NIO, Inc. - ADR (a)	84,823
1,709	PDD Holdings, Inc. - ADR (a)	216,821
48,842	Polestar Automotive Holding UK plc - ADR - Class A (a)	105,987
37,795	Prosus NV - ADR	223,746
4,991	Rivian Automotive, Inc. - Class A (a)	76,412
1,385	Tesla, Inc. (a)	259,397
3,176	Trip.com Group, Ltd. - ADR (a)	116,115
6,858	XPeng, Inc. - ADR (a)	57,127
		4,193,436
	Financials — 4.2%
8,174	AvidXchange Holdings, Inc. (a)	89,587
3,921	Block, Inc. (a)	254,904
6,086	Dlocal, Ltd. (a)	98,045
3,597	Flywire Corporation (a)	76,868
5,091	Paymentus Holdings, Inc. - Class A (a)	80,743
4,296	Remitly Global, Inc. (a)	73,633
1,334	Shift4 Payments, Inc. - Class A (a)	95,795
6,586	StoneCo, Ltd. - Class A (a)	113,213
5,875	Toast, Inc. - Class A (a)	104,399
1,291	Visa, Inc. - Class A	352,779
		1,339,966
	Industrials — 16.4%
6,131	ABB, Ltd. - ADR	259,832
646	AeroVironment, Inc. (a)	77,933
6,602	Airbus SE - ADR	262,100
1,624	AMETEK, Inc.	263,169
390	Axon Enterprise, Inc. (a)	97,133
5,847	Bloom Energy Corporation - Class A (a)	66,188
1,415	Boeing Company (a)	298,622
667	Chart Industries, Inc. (a)	77,852
1,106	Eaton Corporation plc	272,165
5,779	Embraer SA - ADR (a)	106,391
3,490	Fluence Energy, Inc. (a)	69,346
14,641	Full Truck Alliance Company, Ltd. - ADR - Class A (a)	91,945
35,328	Grab Holdings, Ltd. - Class A (a)	108,457
1,449	HEICO Corporation	260,226
1,259	Hexcel Corporation	83,585
4,821	Howmet Aerospace, Inc.	271,229
4,608	Kratos Defense & Security Solutions, Inc. (a)	78,013
2,002	nVent Electric plc	120,200
19,814	Plug Power, Inc. (a)	88,172
20,167	Rocket Lab USA, Inc. (a)	97,810
906	Rockwell Automation, Inc.	229,472
30,899	Rolls-Royce Holdings plc - ADR (a)	116,489
5,585	Safran SA - ADR	260,484
6,703	Schneider Electric SE - ADR	263,294
3,192	Spirit AeroSystems Holdings, Inc. - Class A (a)	87,652
6,267	Sunrun, Inc. (a)	90,746
4,495	Symbotic, Inc. (a)	193,420
262	TransDigm Group, Inc.	286,282
5,773	Uber Technologies, Inc. (a)	376,805
666	Woodward, Inc.	91,755
2,401	Xylem, Inc.	269,969
		5,316,736
	Information Technology — 54.9% (b)
540	Adobe, Inc. (a)	333,601
2,727	Advanced Micro Devices, Inc. (a)	457,291
1,028	Agilysys, Inc. (a)	86,054
3,945	Alkami Technology, Inc. (a)	97,126
3,313	Allegro MicroSystems, Inc. (a)	85,939
1,541	Ambarella, Inc. (a)	80,995
863	ANSYS, Inc. (a)	282,917
481	Appfolio, Inc. - Class A (a)	105,464
1,731	Apple, Inc.	319,196
2,362	AppLovin Corporation - Class A (a)	97,149
1,176	Arista Networks, Inc. (a)	304,208
3,885	ARM Holdings plc - ADR (a)	274,553
4,003	Asana, Inc. - Class A (a)	69,732
12,409	ASE Technology Holding Co. Ltd. - ADR	115,280
1,272	Atlassian Corporation - Class A (a)	317,707
1,133	Autodesk, Inc. (a)	287,567
717	Axcelis Technologies, Inc. (a)	93,246
606	Badger Meter, Inc.	87,258
1,327	BILL Holdings, Inc. (a)	103,572
1,598	Braze, Inc. - Class A (a)	86,372
356	Broadcom, Inc.	420,080
943	Cadence Design Systems, Inc. (a)	272,018
2,283	Calix, Inc. (a)	75,750
1,735	Camtek, Ltd. (a)	135,052
4,090	Clear Secure, Inc. - Class A	77,833
4,550	Clearwater Analytics Holdings, Inc. - Class A (a)	85,768
3,237	Cloudflare, Inc. - Class A (a)	255,885
2,344	Cognex Corporation	84,712
3,937	Confluent, Inc. - Class A (a)	88,031
4,739	Credo Technology Group Holding, Ltd. (a)	97,197
1,085	Crowdstrike Holdings, Inc. - Class A (a)	317,363
538	CyberArk Software, Ltd. (a)	125,612
2,150	Datadog, Inc. - Class A (a)	267,546
2,706	DoubleVerify Holdings, Inc. (a)	108,267
1,641	Dynatrace, Inc. (a)	93,537
820	Elastic NV (a)	95,989
226	Fair Isaac Corporation (a)	270,936
4,985	Fastly, Inc. - Class A (a)	100,298
563	First Solar, Inc. (a)	82,367
1,131	Five9, Inc. (a)	85,798
2,408	FormFactor, Inc. (a)	93,358
4,858	Fortinet, Inc. (a)	313,292
4,242	Freshworks, Inc. - Class A (a)	94,172
1,716	Gitlab, Inc. - Class A (a)	122,025
478	Globant SA (a)	112,717
3,744	HashiCorp, Inc. - Class A (a)	81,844
494	HubSpot, Inc. (a)	301,834
1,035	Impinj, Inc. (a)	100,374
2,393	Intapp, Inc. (a)	103,090
7,572	Intel Corporation	326,202
577	Intuit, Inc.	364,277
929	IPG Photonics Corporation (a)	90,940
1,303	Itron, Inc. (a)	93,998
3,833	JFrog, Ltd. (a)	124,687
2,846	Klaviyo, Inc. - Class A (a)	73,569
6,371	Lightspeed Commerce, Inc. (a)	117,481
2,042	Lumentum Holdings, Inc. (a)	112,187
1,058	MACOM Technology Solutions Holdings, Inc. (a)	91,231
6,604	Marathon Digital Holdings, Inc. (a)	117,089
4,830	Marvell Technology, Inc.	326,991
3,358	Micron Technology, Inc.	287,949
884	Microsoft Corporation	351,461
616	Monday.com, Ltd. (a)	129,385
585	MongoDB, Inc. (a)	234,304
455	Monolithic Power Systems, Inc.	274,238
846	Nova, Ltd. (a)	122,509
2,018	Nutanix, Inc. - Class A (a)	113,412
708	NVIDIA Corporation	435,611
1,227	Okta, Inc. (a)	101,412
640	Onto Innovation, Inc. (a)	103,360
2,662	Open Text Corporation	116,090
2,825	Oracle Corporation	315,553
861	Palo Alto Networks, Inc. (a)	291,457
1,496	Procore Technologies, Inc. (a)	106,799
924	Qorvo, Inc. (a)	92,160
1,305	Rambus, Inc. (a)	89,432
6,535	Riot Platforms, Inc. (a)	71,232
1,273	Salesforce, Inc. (a)	357,828
2,598	Samsara, Inc. - Class A (a)	81,577
4,557	SentinelOne, Inc. - Class A (a)	122,128
479	ServiceNow, Inc. (a)	366,627
3,361	Shopify, Inc. - Class A (a)	269,115
2,022	Smartsheet, Inc. - Class A (a)	90,929
1,371	Snowflake, Inc. - Class A (a)	268,222
1,685	Splunk, Inc. (a)	258,428
5,504	Sprinklr, Inc. - Class A (a)	68,690
1,506	Sprout Social, Inc. - Class A (a)	92,363
506	SPS Commerce, Inc. (a)	93,003
3,130	Squarespace, Inc. - Class A (a)	97,030
335	Super Micro Computer, Inc. (a)	177,419
467	Synopsys, Inc. (a)	249,074
2,519	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	284,547
2,210	Tenable Holdings, Inc. (a)	104,091
960	Teradyne, Inc.	92,726
3,066	Tokyo Electron Ltd. - ADR	285,108
3,596	UiPath, Inc. - Class A (a)	82,636
13,659	United Microelectronics Corporation - ADR	105,311
2,768	Unity Software, Inc. (a)	89,683
4,101	Viasat, Inc. (a)	91,165
1,868	Western Digital Corporation (a)	106,943
2,266	Wolfspeed, Inc. (a)	73,758
934	Workday, Inc. - Class A (a)	271,859
907	Workiva, Inc. (a)	84,297
1,286	Zscaler, Inc. (a)	303,072
		17,790,617
	Materials — 1.3%
714	Albemarle Corporation	81,924
15,118	Arcadium Lithium plc (a)	73,927
6,499	Freeport-McMoRan, Inc.	257,945
		413,796
	Utilities — 1.8%
4,961	AES Corporation	82,749
5,488	Atlantica Sustainable Infrastructure plc	105,260
3,561	NextEra Energy Partners LP	106,296
1,295	Ormat Technologies, Inc.	83,761
16,483	ReNew Energy Global plc - Class A (a)	111,590
2,479	Vistra Corporation	101,713
		591,369
	TOTAL COMMON STOCKS (Cost $29,637,395)	32,381,872

	SHORT-TERM INVESTMENTS — 0.1%
28,930	Invesco Government & Agency Portfolio - Class Institutional, 5.24% (c)	28,930
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,930)	28,930

	TOTAL INVESTMENTS (Cost $29,666,325) — 100.0%	32,410,802
	Liabilities in Excess of Other Assets — 0.0% (d)	(8,805)
	NET ASSETS — 100.0%	$32,401,997

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) Rate shown is the annualized seven-day yield as of January 31, 2024.
(d) Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

AAM Transformers ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$32,381,872	$–	$–	$32,381,872
Short-Term Investments	28,930	–	–	28,930
Total Investments in Securities	$32,410,802	$–	$–	$32,410,802

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.